GammaRoad Market Navigation ETF

Schedule of Investments

May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
iShares Core S&P 500 ETF(a)	5,838	$4,437,172
SPDR Bloomberg 1-3 Month T-Bill ETF(a)	22,774	2,087,464
		6,524,636

TOTAL EXCHANGE TRADED FUNDS (Cost $6,178,123)		6,524,636

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(b)	10,508	10,508

TOTAL SHORT-TERM INVESTMENTS (Cost $10,508)		10,508

TOTAL INVESTMENTS - 100.0% (Cost $6,188,631)		$6,535,144
Other Assets in Excess of Liabilities - 0.0%(c)		234
TOTAL NET ASSETS - 100.0%		$6,535,378

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.